1996
                __________________________________
                 Special Situations        Annual
                 Fund III, L.P.            Report

                         INDEPENDENT AUDITORS' REPORT
                         -----------------------------


TO THE PARTNERS OF
 SPECIAL SITUATIONS FUND III, L.P.:

         We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended and the statement of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. at December 31, 1996, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended in conformity with generally accepted accounting principles.


                                                 Anchin, Block & Anchin LLP
                                                 CERTIFIED PUBLIC ACCOUNTANTS

New York, New York
January 30, 1997

                      SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)
                       STATEMENT OF FINANCIAL CONDITION
                               DECEMBER 31, 1996




ASSETS - NOTE 2
Investments, at value (cost $107,236,992)                     $ 138,851,648
Cash and cash equivalents                                        19,309,289
Receivable for investments sold                                   3,639,746
Other assets                                                         69,558
                                                               --------------
Total Assets                                                  $ 161,870,241
                                                               --------------

LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased - Note 4                        $  10,144,326
Payable for investments purchased - Note 2                        1,459,329
Securities sold short, at value (proceeds $7,033,582)-Note 11     6,171,189
Accrued expenses                                                     91,240
Administrator's fee payable - Note 7                                536,657
                                                               --------------
Total Liabilities                                             $  18,402,741
                                                               --------------
Partners' Capital - Note 1,3 and 4
Limited partners                                              $ 134,152,825
Corporate general partner                                         5,279,461
Individual general partners                                       4,035,214
                                                               --------------
Total Partners' Capital                                       $ 143,467,500
                                                               --------------
Total Liabilities and Partners' Capital                       $ 161,870,241
                                                               --------------
Net asset value per Limited Partners' Unit                    $      25,000
                                                               --------------









_____________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                      1

                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1996



Shares                            Common Stocks                       Value
-------------------------------------------------------------------------------

   589,600     Accom, Inc.(a)                                       $ 1,031,800
    42,351     Accuhealth, Inc. (Restricted) (a)                         31,763
   108,800     Accuhealth, Inc.(a)                                       81,600
   179,000     Alteon Inc.                                              939,750
   218,200     AMX Corporation                                        1,281,925
    90,734     Applied Biometrics, Inc.                               1,179,542
   207,700     Arbatax International, Inc.                            1,411,711
   150,700     Asahi/America, Inc.                                    1,224,437
    31,000     Aztec Manufacturing Co.                                  259,625
   239,900     Bally Total Fitness Holding Corporation                1,904,206
   502,580     Barringer Technologies, Inc. (a)                       4,209,104
   306,250     Biocircuits Corporation (a)                              890,039
   166,700     BioTransplant Incorporated                             1,083,550
   134,900     Blonder Tongue Laboratories, Inc.                      1,180,375
   150,000     Brilliant Digital Entertainment, Inc.                    562,500
   144,000     Brookstone, Inc.                                       1,512,000
   176,300     Byron Preiss Multimedia Company, Inc.(a)                 418,712
   183,200     C*ATS Software, Inc.                                     801,500
   106,800     California Micro Devices Corporation                     607,425
   107,000     Calyptic Biomedical Corporation                          882,750
   285,714     Cardiac Control Systems, Inc. (a)                        428,571
    14,325     Cardiac Control Systems, Inc. (Restricted)(a)             21,487
   150,000     Castelle                                                 862,500
   193,600     Catalyst International, Inc.                             895,400
    60,000     CCA Industries, Inc.                                     138,750
   127,551     Celerity Systems, Inc.                                   250,000
   175,500     Ceradyne, Inc.                                         1,316,250
   455,000     Check Technologies Corporation (a)                     3,469,375
   305,800     Chic By H.I.S., Inc.                                   1,452,550
   220,200     Children's Broadcasting Corporation                    1,018,425
   256,300     Commander Aircraft                                       512,600
   230,300     Community Care of America, Inc.                          949,987
   212,150     Concentra Corporation                                  1,909,350
 2,200,000     Contempri Homes, Inc.                                    468,600
   164,062     CPAC, Inc.                                             2,460,937
   255,300     C.R. Anthony Company                                   1,499,887
   110,900     Cubist Pharmaceuticals, Inc.                             679,262
   235,900     CytoTherapeutics, Inc.                                 2,123,100
    38,775     Data Translation, Inc.                                   155,100
   116,000     Duckwall-ALCO Stores, Inc.                             1,653,000
   199,200     Eagle Point Software Corporation                       1,020,900
_______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       2

                                DECEMBER 31, 1996


Shares                     Common Stocks (Continued)                 Value
-------------------------------------------------------------------------------

    55,000     ECsoft Group plc                                         529,375
    88,200     Edelbrock Corporation                                  1,411,200
   323,700     Educational Insights, Inc.                               728,325
   211,800     Ellett Brothers, Inc.                                  1,059,000
   335,500     EP MedSystems, Inc.                                    1,551,687
    85,700     Exactech, Inc.                                           782,012
   164,500     EZCORP, Inc.                                           1,048,687
   288,240     Fourth Shift Corporation                               1,657,380
    36,800     Hi-Rise Recycling Systems, Inc.                          142,600
   123,700     Hooper Holmes, Inc.                                    2,149,287
   117,600     Image Guided Technologies, Inc.                          705,600
   293,000     Intelligent Medical Imaging, Inc.                      1,831,250
   226,500     Intensiva Healthcare Corporation                       2,548,125
   172,900     IRIDEX Corporation                                     1,296,750
   763,000     Jos. A. Bank Clothiers, Inc. (a)                       3,290,437
   988,800     Kurzweil Applied Intelligence, Inc. (a)                3,028,200
   172,500     La Jolla Pharmaceutical Company                        1,035,000
   162,000     Lincoln Logs, Ltd.(a)                                     46,980
   287,000     Little Switzerland, Inc.                               1,309,437
   186,000     Lunn Industries, Inc.                                    174,375
    73,900     Maverick Tube Corporation                                942,225
   105,500     Medallion Financial Corporation                        1,608,875
    98,600     Media 100, Inc.                                          875,075
   283,900     Medical Graphics Corporation (a)                       1,490,475
   375,000     Mednet International, Ltd.                             1,867,500
   455,000     MicroFrame, Inc.(a)                                      710,937
   162,700     Mizar, Inc.                                              793,162
    66,200     MLC Holdings, Inc.                                       628,900
    79,000     Movado Group, Inc.                                     2,152,750
   213,200     National Picture & Frame Company                       2,132,000
   111,000     NeoMedia Technologies, Inc.                              624,375
   125,000     Norland Medical Systems, Inc.                            843,750
   120,000     Northland Cranberries, Inc.                            2,760,000
   289,000     Oakhurst Capital, Inc.(a)                                343,187
   110,700     Odetics, Inc.                                          1,881,900
    94,100     Open Plan Systems, Inc.                                  823,375
   234,700     Osteotech, Inc.                                        1,642,900
   250,000     PC Etcetera, Inc.(a)                                     490,000
    50,000     PC Etcetera, Inc. (Restricted)(a)                           --
    64,500     Penn Treaty American Corp.                             1,677,000
   125,000     Photon Dynamics, Inc.                                    953,125
   215,000     Photran Corporation                                      806,250
   231,000     Physiometrix, Inc.                                       808,500
    64,000     Plasma & Materials Technologies, Inc.                    752,000
______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       3

                              DECEMBER 31, 1996


Shares                   Common Stocks (Continued)                    Value
-------------------------------------------------------------------------------
   354,200     PowerCerv Corporation                                  1,771,000
   121,300     PREMIS Corporation                                       682,312
   106,900     Quality Semiconductor, Inc.                              962,100
    83,600     Raytel Medical Corporation                               919,600
   345,400     Ringer Corporation                                       518,100
       303     Royal International Optical Corporation                  227,250
   300,000     RSI Systems, Inc.(a)                                     525,000
   442,500     Silicon Valley Research, Inc.                            885,000
   109,200     SL Industries, Inc.                                      846,300
    54,800     Software Spectrum, Inc.                                1,602,900
   138,600     SONUS Pharmaceuticals, Inc.                            4,123,350
   371,500     SPACEHAB, Incorporated                                 2,229,000
   519,400     Specs Music (a)                                          584,325
   289,000     Steel City Products, Inc.                                 20,230
    94,000     Steiner Leisure, Inc.                                  1,891,750
    75,000     Streicher Mobile Fueling, Inc.                           646,875
    82,500     Summit Design, Inc.                                      845,625
   268,500     Superconductor Technologies, Inc.                      1,057,219
   187,500     TGC Industries, Inc.(a)                                  281,250
   253,800     Trans World Entertainment Corp.                        1,812,291
   146,200     Travis Boats & Motors, Inc.                            1,882,325
   121,400     Tridex Corporation                                     1,563,025
   103,800     Tripos, Inc.                                           1,219,358
   344,300     ULTRADATA Corporation                                  1,420,237
   357,500     U.S. Energy Systems, Inc. (a)                          1,430,000
   156,700     Vacation Break U.S.A., Inc.                            3,173,175
   121,000     Virus Research Institute, Inc.                           665,500
                                                                     ----------
                                                                    132,499,380




Shares                        Preferred Stocks                         Value
_______________________________________________________________________________

  425,000      Accuhealth, Inc. convertible preferred (a)            $  850,000
  160,764      Celerity Systems, Inc. Series A convertible preferred    271,691
   79,296      Celerity Systems, Inc. Series B convertible preferred    123,702
   57,500      Tescorp, Inc. convertible preferred                      298,281
  150,000      TGC Industries, Inc. (a)                               1,350,000
                                                                     ----------
                                                                      2,893,674
                                                                     ----------

_______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       4

                               DECEMBER 31, 1996



Principal                      Corporate Bonds                         Value
_______________________________________________________________________________

  150,000      Lincoln Logs, Ltd. convertible subordinated,          $  150,000
               debentures, due 6/30/98 (a)






Warrants                          Warrants                            Value
-------------------------------------------------------------------------------

   27,500      Barringer Technologies, Inc. 5/9/98 (a)               $  176,550
  229,167      Barringer Technologies, Inc. 5/9/2000 (a)              1,471,251
  306,250      Biocircuits Corporation 10/20/97 (a)                      38,281
  153,500      Bryon Preiss Multimedia Company, Inc. 5/11/99 (a)        110,336
  127,551      Celerity Systems, Inc. Series B 3/31/97                     --
   43,125      Children's Broadcasting Corporation 1/8/2000               4,312
  733,334      Contempri Homes, Inc. 4/11/97                               --
  160,644      IBAH, Inc. 8/10/2000                                     710,046
  114,700      NeoMedia Technologies, Inc. 11/25/2001                   150,544
  126,436      PC Etcetera, Inc. 3/15/99 (a)                               --
   25,000      PC Etcetera, Inc. (Restricted) 3/15/99                      --
   75,000      Prologic Management Systems, Inc. 3/14/99                 37,500
   85,000      Rocky Mountain Internet, Inc. 9/5/99                      47,812
   75,000      Streicher Mobile Fueling, Inc. 12/11/2000                215,625
  150,000      U.S. Energy Systems, Inc. 12/2/2000                      112,500
                                                                      ---------
                                                                      3,074,757
                                                                      ---------



Units                              Units                               Value
_______________________________________________________________________________

  133,621      MicroFrame, Inc.                                  $     233,837
                                                                     ---------
               Total Investments                                 $ 138,851,648
                                                                  ------------
                                                                  ------------


_____________________________________________________________________________
            See the accompanying Notes to the Financial Statements.

                               DECEMBER 31, 1996



                             Securities Sold Short
Shares                           Common Stock                          Value
-------------------------------------------------------------------------------

   10,000      ABR Information Services, Inc.                        $  393,750
    7,600      American Eagle Outfitters, Inc.                           59,850
    7,500      APAC TeleServices, Inc.                                  287,812
    1,400      Aurum Software, Inc.                                      32,375
   13,200      Cylink Corporation                                       171,600
    7,500      Daka International, Inc.                                  72,187
   15,200      First Merchants Acceptance Corporation                   290,700
   17,000      Learning Company, Inc.                                   244,375
    2,000      Level 8 Systems, Inc.                                     31,000
   30,000      Micron Technology, Inc.                                  873,750
    6,000      Morrow Snowboards, Inc.                                   39,750
   13,000      National TechTeam, Inc.                                  260,000
    7,500      Netscape Communications Corporation                      426,560
   25,000      Northland Cranberries, Inc.                              575,000
   42,700      Odetics, Inc.                                            725,900
   19,500      Pegasystems, Inc.                                        587,437
    4,500      Precision Response Corporation                           158,062
   12,000      Premenos Technology Corp.                                103,500
    9,000      Skyes Enterprises Incorporated                           337,500
   40,700      SyQuest Technology, Inc.                                 150,081
   20,000      Ultrafem, Inc.                                           350,000
                                                                     ----------
              Total Securities Sold Short                             6,171,189
                                                                     ----------
                                                                     ----------














_______________________________________________________________________________
 (a) Affiliated company under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

            See the accompanying Notes to the Financial Statements.
                                       6

                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31, 1996


_____________________________________________________________________________


INCOME

Net realized gains on investments                              $ 42,561,972
Net unrealized gains on investments                              11,460,625
                                                                ------------
Net gains on investment portfolio                                54,022,597
Interest                                                            655,191
Dividends                                                            84,915
Other                                                                19,505
                                                                 -----------
Total income                                                    $ 54,782,208
                                                                 -----------
                                                                 -----------


EXPENSES

Administrator's fee - Note 7                                    $  1,025,500
Professional Fees                                                    183,250
Independent general Partners' fees                                    30,000
Other                                                                111,256
                                                                 ------------
Total expenses                                                     1,350,006
                                                                 ------------
Net income                                                      $ 53,432,202
                                                                 ------------
                                                                 ------------











______________________________________________________________________________
            See the accompanying Notes to the Financial Statements.


                          SPECIAL SITUATIONS FUND III,L.P.
                             (A Limited Partnership)
                    STATEMENT OF CHANGES IN PARTNERS' CAPTIAL
______________________________________________________________________________

                    Per Limited             Corporate  Individual
                     Partners'   Limited     General    General
                       Unit      Partners    Partner    Partners    Total
                     ----------  ---------  ---------- ----------- ----------
YEAR ENDED
 DECEMBER 31, 1995:           $ 67,221,191   4,452,038  3,659,674  75,332,903
 Capital contributions           5,086,487       -          -       5,086,487
 Transfers                           1,408    (592,189)   590,781      -
 Allocation of net income:
   Corporate General
     Partner (20%)                  -        7,038,906      -       7,038,906
   Partners (80%)               24,817,741   1,917,684  1,420,198  28,155,623
Repurchases                     (3,538,213) (6,850,000)     -     (10,388,213)
                                ----------- ----------- --------- ------------
BALANCE,
  DECEMBER 31, 1995   $25,000   93,588,614   5,966,439  5,670,653 105,225,706
                      -------
SIX MONTHS ENDED
 JUNE 30, 1996:
 Capital contributions           1,419,291       -            929   1,420,220
 Transfers                           -        (210,828)   210,828)       -
 Allocation of net income:
    Corporate General
      Partner (20%)                   -      8,656,039       -      8,656,039
    Partners (80%)    $ 8,117   30,845,703   1,868,643  1,909,811  34,624,157
                      -------
 Repurchases - Note 4           (1,226,302) (8,000,000)(3,500,000)(12,726,302)
                                ----------- ----------- ---------- -----------
BALANCE,
 JUNE 30, 1996        $25,000  124,627,306   8,280,293  4,292,221  137,199,820
                      -------
SIX MONTHS ENDED
 DECEMBER 31, 1996:
 Capital contributions           6,260,000       -           -      6,260,000
Allocation of net income:
   Corporate General
     Partner (20%)                   -       2,030,401       -      2,030,401
   Partners (80%)     $ 1,415    7,409,845     468,767    242,993   8,121,605
                      -------
Repurchases - Note 4            (4,144,326) (5,500,000)  (500,000)(10,144,326)
                                ----------- -----------  --------- -----------
BALANCE,
 DECEMBER 31, 1996    $25,000 $134,152,825  $5,279,461  $4,035,214 143,467,500
                      ------- ------------  ----------  ---------- -----------

See Note 4 for changes in Units outstanding.

_____________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                        8

                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                        NOTES TO THE FINANCIAL STATEMENTS


NOTE 1- GENERAL:

        Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. Commencing December 31, 1994, the Fund, as an interval fund, allows investors to semi-annually redeem or acquire units of the Fund ("Units") (see Note 4). The Fund will continue until December 31, 2010 unless further extended or sooner terminated as provided for in the Agreement of Limited Partnership (the "Agreement").

        The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

        The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly 75% of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

        The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

        Securities traded on a securities exchange or on the NASDAQ System are valued at the last sales price. Other securities traded in the over-the-counter market are valued at the average of the bid and asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

                          SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)
                          NOTES TO THE FINANCIAL STATEMENTS



NOTE 2- ACCOUNTING POLICIES (CONTINUED):

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Cash and cash equivalents include cash held in money market funds.


NOTE 3- ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

        Profits are allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other Partners' capital balances; next, to the Partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the Partners in proportion to the number of Units held by each and 20% to MGP.

        Losses are allocated to the Partners in proportion to the number of Units Held by each, provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

        All net income allocated to Partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each Partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the Partner's capital account divided by $25,000.

        As of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16, and December 17, of each year.

                           SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)
                           NOTES TO THE FINANCIAL STATEMENTS



NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        In May 1996, the Fund offered to repurchase up to 599.7045 Units (10% of its outstanding Units at June 30, 1996) at $25,000 per Unit.
        509.0521 Units were tendered for repurchase.

        In November 1996 the Fund offered to repurchase up to 573.8393 Units (10% of its outstanding Units at December 31, 1996) at $25,000 per Unit. 405.7730 Units were tendered for repurchase.

        The Fund also has the right to sell additional Units at each fiscal period.


        Changes in Units outstanding:

                                            Corporate   Individual
                                 Limited     General      General
                                 Partners    Partner      Partner     Total
                                __________  __________  __________  __________
Balance, December 31, 1994      2,688.8476    178.0815    146.3870  3,013.3161
Additional Units sold             203.4595       -           -        203.4595
Transfers                           0.0563    (23.6876)    23.6313       -
Allocation of additional Units    992.7096    358.2636     56.8079  1,407.7811
Repurchases                      (141.5285)  (274.0000)       -      (415.5285)
                                 -----------  ----------   ---------  ---------

Balance, December 31, 1995      3,743.5445    238.6575    226.8262   4,209.0282
Additional Units sold              56.7716       -          0.0372      56.8088
Transfer                             -         (8.4331)     8.4331        -
Allocation of additional Units  1,233.8281    420.9873     76.3924   1,731.2078
Repurchases                       (49.0521)   (320.0000) (140.0000)  (509.0521)
                                -----------   ----------  ---------  ----------

Balance, June 30, 1996          4,985.0921     331.2117    171.6889  5,487.9927
Additional units sold             205.4000        -           -        250.4000
Allocation of additional Units    296.3938      99.9667      9.7197    406.0802
Repurchases                      (165.7730)   (220.0000)   (20.0000) (405.7730)
                                ----------    ----------   --------- ----------
Balance, December 31, 1996      5,366.1129     211.1784    161.4086  5,738.6999
                                ----------    ----------   --------- ----------


                           SPECIAL SITUATIONS FUND III,L.P.
                              (A Limited Partnership)
                           NOTES TO THE FINANCIAL STATEMENTS



NOTE 5- PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of securities for the year ended December 31, 1996 aggregated 277,343,778 and 300,342,610, respectively.


NOTE 6- INCOME TAXES:

        No provision for income taxes has been made in the accompanying financial statements as each Partner is individually responsible for reporting income or loss based upon the respective share of the Fund's income and expenses reported for income tax purposes.


NOTE 7- RELATED PARTY TRANSACTIONS:

        AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

        The Fund pays each Independent General Partner an annual fee of $10,000.


NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:

                                                            Years Ended
                                                            December 31,
                                                       ----------------------
                                                        1996    1995    1994
                                                        ----    ----    -----

        Ratio of total expenses to average net         1.00%    1.18%   1.19%
           assets

        Ratio of net income to average net            39.58%   38.09%  11.18%
           assets

        Portfolio turnover rate                       228.0%   245.2%  233.4%

        Average commission rate paid                 $ .0389     (a)    (a)

        (a) This disclosure is not required prior to 1996




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

                          SPECIAL SITUATIONS FUND III, L.P.
                              (A Limited Partnership)
                          NOTES TO THE FINANCIAL STATEMENTS



NOTE 9- RETURN ON PARTNER INVESTMENT:

        At December 31, 1996, the value of a $25,000 investment made at each respective subscription date is as follows:

              Subscription Date                  Value
              -----------------                  -----
               January 1, 1994                  $51,833
               January 1, 1995                  $47,387
               July 1, 1995                     $41,959
               January 1, 1996                  $34,991
               July 1, 1996                     $26,415

NOTE 10- CASH CREDIT RISK CONCENTRATION

         The Fund maintains cash balances in a brokerage account with a broker who is a member of the New York Stock Exchange. The excess of the balance in the account over the amount of insurance maintained by the broker is approximitely $ 663,000 at December 31, 1996.

NOTE 11- SECURITIES SOLD SHORT:

         The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

















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